Taxation - Summary of changes in deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	€ 920	€ 778
Change through equity	40	(176)
Change through net result	301	318	€ (265)
Exchange rate differences	(9)	2
Changes in the composition of the group and other changes	0	(2)
Net liability (-) Net asset (+), Ending balance	1,253	920	778
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(107)	(118)
Change through equity	10	23
Change through net result	(10)	(11)
Exchange rate differences	0	(1)
Net liability (-) Net asset (+), Ending balance	(108)	(107)	(118)
Financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	947	632
Change through net result	246	314
Exchange rate differences	10	2
Changes in the composition of the group and other changes		(2)
Net liability (-) Net asset (+), Ending balance	1,202	947	632
Investment properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(7)	(6)
Change through net result	3	(1)
Exchange rate differences	0	0
Changes in the composition of the group and other changes	5
Net liability (-) Net asset (+), Ending balance	2	(7)	(6)
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(19)	(23)
Change through net result	6	5
Exchange rate differences	2	0
Net liability (-) Net asset (+), Ending balance	(10)	(19)	(23)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(156)	(160)
Change through equity	62	16
Change through net result	16	(13)
Exchange rate differences	(1)	1
Changes in the composition of the group and other changes	(5)	0
Net liability (-) Net asset (+), Ending balance	(83)	(156)	(160)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(337)	(140)
Change through equity	(23)	(199)
Exchange rate differences	0	2
Net liability (-) Net asset (+), Ending balance	(360)	(337)	(140)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	6	10
Change through net result	(4)	(1)
Exchange rate differences	(7)	(3)
Changes in the composition of the group and other changes	0	0
Net liability (-) Net asset (+), Ending balance	(5)	6	10
Pension and post-employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	42	59
Change through equity	(8)	(14)
Change through net result	(5)	2
Exchange rate differences	7	(5)
Changes in the composition of the group and other changes	0
Net liability (-) Net asset (+), Ending balance	36	42	59
Loans and advances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	490	474
Change through equity	(1)	(1)
Change through net result	42	18
Exchange rate differences	(15)	0
Changes in the composition of the group and other changes	0	0
Net liability (-) Net asset (+), Ending balance	517	490	474
Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	61	51
Change through net result	7	5
Exchange rate differences	(5)	5
Changes in the composition of the group and other changes		0
Net liability (-) Net asset (+), Ending balance	63	61	51
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(322)	(180)
Net liability (-) Net asset (+), Ending balance	(343)	(322)	(180)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	1,242	958
Net liability (-) Net asset (+), Ending balance	1,596	1,242	958
Net deferred tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	920	778
Net liability (-) Net asset (+), Ending balance	€ 1,253	€ 920	€ 778